Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events [Abstract]
Subsequent events [Text Block]

16. Subsequent events

In January 2026, 587,497 RSUs vested and converted to common shares.

On February 13, 2026 Canagold closed an offering for total proceeds of CAD$9,228,456.50 consisting of:

(i) 9,396,570 common shares at a price of CAD$0.45 per Common Share, and

(ii) 10,000,000 common shares that qualify as flow-through shares for the purposes at a price of CAD$0.50 per share

In February 2026, 462,128 RSUs were granted to the officers of the Company.